Change in accumulated other comprehensive income loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ocurring During Year [Abstract]
Total Increase in AOCL	$ (41,810)	$ (1,983)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	147,677	297,765	281,431
Recognized During Year [Abstract]
Actuarial losses	(21,452)	(21,703)
Ocurring During Year [Abstract]
Net acturial losses	(128,636)	38,037
Total Increase in AOCL	(150,088)	16,334
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	6,928	15,055	14,387
Recognized During Year [Abstract]
Actuarial losses	(1,330)	(1,294)
Ocurring During Year [Abstract]
Net acturial losses	(6,797)	1,962
Total Increase in AOCL	$ (8,127)	$ 668